SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) item segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill	$ 7,706,725	$ 6,142,525
Impairment charges	17,845,813	$ 0
Number of financial institutions in cash deposit | item		2
Excess amount of the FDIC limit		$ 7,278,320
Minimum securities to margin obligations ratio		4
Number of reportable segment | segment		1
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives		3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives		7 years
Developed technology
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives		10 years
Intangible assets, net	1,726,500	$ 1,785,104
Customer list
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful lives		12 years
Intangible assets, net	$ 14,150,856	$ 12,932,106